DERIVATIVE WARRANT LIABILITY - Private placement with Mitsui and Pallinghurst (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Dec. 19, 2025 CAD ($)	May 02, 2024 CAD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 $ / shares	May 02, 2024 USD ($) $ / shares shares
Class of Warrant or Rights [Line Items]
Warrant exercise price | $ / shares					$ 5.7
Transaction costs allocated between liability and equity component | $	$ 2,764		$ 2,764	$ 3,413
Mitsui And Pallinghurst | Private Placement
Class of Warrant or Rights [Line Items]
Number of shares issued | shares		18,750,000				18,750,000
Issued | shares		18,750,000
Gross proceeds from issuance of shares and warrants | $						$ 37.5
Number of shares issued per warrant | shares		1				1
Warrant exercise price | $ / shares						$ 2.38
Liability component of financial instrument		$ 11,100				$ 8.1
Equity component of financial instrument		40,300				$ 29.4
Transaction costs allocated between liability and equity component | $		$ 1,500